Document And Entity Information	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is filed as an amendment (Amendment No. 1) to the Current Report on Form 8-K filed by DZS Inc. on November 16, 2021. Amendment No. 1 is being filed to correct a clerical error in Exhibit 99.1 furnished therewith.
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	DZS INC.
Entity Central Index Key	0001101680
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DZSI
Security Exchange Name	NASDAQ
Entity File Number	000-32743
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3509099
Entity Address, Address Line One	5700 Tennyson Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	469
Local Phone Number	327-1531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false